BASIC AND DILUTED (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
BASIC AND DILUTED (LOSS) INCOME PER SHARE
BASIC AND DILUTED (LOSS) INCOME PER SHARE

19.  BASIC AND DILUTED (LOSS) INCOME PER SHARE

Basic and diluted (loss) income per share for the years ended December 31, 2011, 2012 and 2013 are calculated as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Numerator for basic and diluted loss per share:
Loss attributable to ordinary shareholders	(45,389)	(1,243)	(2,221)
Denominator:
Weighted average number of ordinary shares outstanding—basic	156,505,076	161,989,097	162,071,626
Dilutive effect of convertible securities:
Warrants	—	—	—
Share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	156,505,076	161,989,097	162,071,626
(Loss) income per share—basic and diluted:
From continuing operations	(0.29)	(0.03)	(0.01)
From discontinued operations	(0.00)	0.02	—
Loss per share—basic and diluted	(0.29)	(0.01)	(0.01)

The Group had warrants and share options outstanding which could potentially dilute basic income per share in the future but these securities were excluded from the computation of diluted loss per share in the years ended December 31, 2011, 2012 and 2013 as their effects would have been anti-dilutive.